Discontinued Operations and Held for Sale - Condensed Consolidated Statements of Operations and Comprehensive Income (Details) - Telematics Business [Member] - Discontinued Operations, Held-for-Sale [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross profit from discontinued operations	$ 4,640	$ 4,060	$ 13,019	$ 12,545
Research and development	293	473	967	1,345
Sales and marketing	1,289	1,255	3,625	3,698
General and administrative	1,884	1,146	4,799	3,404
Depreciation and amortization	360	392	1,060	1,112
Total operating costs and expenses	3,826	3,266	10,451	9,559
Operating income from discontinued operations	814	794	2,568	2,986
Interest income, net	3	3	10	8
Other income (expense), net	875	(623)	1,128	824
Income from discontinued operations before income taxes	1,692	174	3,706	3,818
Income tax provision (benefit)	266	(46)	674	555
Income from discontinued operations, net of tax	1,426	220	3,032	3,263
Product [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross profit from discontinued operations	7,862	7,226	22,895	21,567
Services And Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross profit from discontinued operations	$ 3,222	$ 3,166	$ 9,876	$ 9,022